DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning liabilities

($000s)	2017	2016
Balance, beginning of year	$62,844	$96,423
Incurred on development activities	1,501	911
Acquired through business combinations	—	552
Revisions on estimates	3,210	(2,292)
Decommissioning costs incurred	(2,758)	(2,927)
Reversed on dispositions	(5,473)	(31,536)
Accretion expense	1,287	1,713
Balance, end of year	$60,611	$62,844